Profit Appropriation and Restricted Net Assets - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Profit Appropriation and Restricted Net Assets [Line Items]
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%
Variable Interest Entities
Profit Appropriation and Restricted Net Assets [Line Items]
General reserve fund of after-tax profits percentage	10.00%
Statutory reserves	¥ 50.8	$ 7.3	¥ 46.2
Amounts of restricted paid-in capital and reserve funds of mainland china subsidiaries and net assets of VIEs	¥ 19,468.4	$ 2,784.0